Acquisitions and dispositions	12 Months Ended
Mar. 31, 2012
Acquisitions and dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2010, 2011 and 2012, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.